3. NEW ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2014
Accounting Changes and Error Corrections [Abstract]
3. NEW ACCOUNTING PRONOUNCEMENTS

3. NEW ACCOUNTING PRONOUNCEMENTS

The Financial Accounting Standards Board (“FASB”) periodically issues new accounting standards in a continuing effort to improve standards of financial accounting and reporting. The Company has reviewed the recently issued pronouncements and concluded that there are no new accounting standards are applicable to the Company.